Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 0	$ 0
State and local	965,000	37,000
Total current	965,000	37,000
Deferred:
Federal	(1,431,000)	(4,351,000)
State and local	(357,000)	60,000
Total deferred	(1,788,000)	(4,291,000)
Total income tax expense (benefit)	$ (823)	$ (4,254,000)